Furniture and Equipment (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 248,560	$ 179,740	$ 167,172
Less: Accumulated Depreciation	(81,539)	(66,135)	(39,651)
Property and Equipment net	167,021	113,605	127,521
Office Equipment [Member]
Total	9,327	9,327	8,096
Furniture and Fixtures [Member]
Total	33,578	33,578	30,561
Tooling and Production [Member]
Total	178,975	136,835	$ 128,515
Leasehold Improvements [Member]
Total	$ 26,680